Revenue (Narrative) (Details) $ / ounce in Millions, $ in Millions		12 Months Ended
	Dec. 04, 2024 USD ($) $ / ounce	Dec. 31, 2025 oz	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discretionary gold hedges | oz		10,000
Asanko Gold Ghana Ltd. (AGGL) [Member] | RK Mine Finance Master Fund I Limited (Red Kite) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage selling of future gold production	100.00%
Maximum future gold production | $ / ounce	2.2
Cash consideration for terminating agreement | $	$ 13.1
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue from customer		50.00%	90.00%
Customer Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue from customer		26.00%
Customer Three [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue from customer		17.00%